Restructuring, Impairment and Other Charges	12 Months Ended
Dec. 31, 2016
Restructuring And Related Activities [Abstract]
Restructuring, Impairment and Other Charges

Note 4.  Restructuring, Impairment and Other Charges

Restructuring, Impairment and Other Charges recognized in Results of Operations

2016	Employee Terminations	Other Restructuring Charges	Total Restructuring Charges	Other Charges	Total
U.S.	$3.0	$1.5	$4.5	$0.2	$4.7
International	0.6	—	0.6	—	0.6
Corporate	0.1	—	0.1	—	0.1
Total	$3.7	$1.5	$5.2	$0.2	$5.4

Restructuring Charges

For the year ended December 31, 2016, the Company recorded net restructuring charges of $3.7 million for employee termination costs for 84 employees, substantially all of whom were terminated as of December 31, 2016. These charges primarily related to the reorganization of certain administrative functions. Additionally, the Company incurred lease termination and other restructuring charges of $1.5 million for the year ended December 31, 2016.

2015	Employee Terminations	Other Restructuring Charges	Total Restructuring Charges	Other Charges	Total
U.S.	$1.4	$1.9	$3.3	$0.2	$3.5
International	0.9	—	0.9	—	0.9
Total	$2.3	$1.9	$4.2	$0.2	$4.4

Restructuring Charges

For the year ended December 31, 2015, the Company recorded net restructuring charges of $2.3 million for employee termination costs for 64 employees, all of whom were terminated as of December 31, 2016. These charges primarily related to the reorganization of certain administrative functions. Additionally, the Company incurred lease termination and other restructuring charges of $1.9 million for the year ended December 31, 2015.

2014	Employee Terminations	Other Restructuring Charges	Total Restructuring Charges	Impairment	Other Charges	Total
U.S.	$0.1	$2.1	$2.2	$—	$0.3	$2.5
International	0.6	—	0.6	1.7	—	2.3
Total	$0.7	$2.1	$2.8	$1.7	$0.3	$4.8

Restructuring and Impairment Charges

For the year ended December 31, 2014, the Company recorded net restructuring charges of $0.7 million for employee termination costs for 9 employees, all of whom were terminated as of December 31, 2016.  These charges primarily related to the integration of MultiCorpora and the reorganization of certain operations. Additionally, the Company incurred lease termination and other restructuring charges of $2.1 million for the year ended December 31, 2014.

  During the fourth quarter of 2014, the Company recorded non-cash impairment charges of $1.7 million related to the impairment of an acquired customer relationship intangible asset in the International segment.  The impairment of the customer relationship intangible asset resulted from a decline in Latin America’s expected future capital markets transactions revenue.  After recording the impairment charges, remaining customer relationship assets in the International reporting unit were $16.5 million as of December 31, 2014. The impairment of the customer relationship asset was determined using Level 3 inputs and estimated based on cash flow analysis, which included management’s assumptions related to future revenues and profitability. Donnelley Financial’s accounting and finance management determines the valuation policies and procedures for Level 3 fair value measurements and is responsible for the development and determination of unobservable inputs.

The following table presents the fair value, valuation techniques and related unobservable inputs for these Level 3 measurements for the year ended December 31, 2014.

	Fair Value	Valuation Technique	Unobservable Input	Rate
2014
Customer relationships	$—	Excess earnings	Attrition rate	12.0%

Restructuring Reserve

The restructuring reserve as of December 31, 2016 and 2015, and changes during the year ended December 31, 2016, were as follows:

	December 31, 2015	Restructuring Charges	Foreign Exchange and Other	Cash Paid	December 31, 2016
Employee terminations	$0.9	$3.7	$(0.1)	$(2.9)	$1.6
Lease terminations and other	4.9	1.5	—	(2.6)	3.8
Total	$5.8	$5.2	$(0.1)	$(5.5)	$5.4

The current portion of restructuring reserves of $3.7 million at December 31, 2016 was included in accrued liabilities, while the long-term portion of $1.7 million, primarily related to lease termination costs, was included in other noncurrent liabilities at December 31, 2016.

The restructuring liabilities classified as “lease terminations and other” consisted of lease terminations, other facility closing costs and contract termination costs. Payments on certain of the lease obligations are scheduled to continue until 2026. Market conditions and the Company’s ability to sublease these properties could affect the ultimate charges related to the lease obligations. Any potential recoveries or additional charges could affect amounts reported in the Company’s financial statements.

The restructuring reserve as of December 31, 2015 and 2014, and changes during the year ended December 31, 2015, were as follows:

	December 31, 2014	Restructuring Charges	Foreign Exchange and Other	Cash Paid	December 31, 2015
Employee terminations	$0.1	$2.3	$—	$(1.5)	$0.9
Lease terminations and other	6.1	1.9	(0.2)	(2.9)	4.9
Total	$6.2	$4.2	$(0.2)	$(4.4)	$5.8

The current portion of restructuring reserves of $3.6 million at December 31, 2015 was included in accrued liabilities, while the long-term portion of $2.2 million, primarily related to lease termination costs, was included in other noncurrent liabilities at December 31, 2015.